Description of Business	3 Months Ended
Apr. 30, 2015
Description of Business [Abstract]
DESCRIPTION OF BUSINESS

NOTE 1 - DESCRIPTION OF BUSINESS

We were incorporated in the state of Nevada on January 6, 2011 and our principal business address is 5300 Melrose Avenue, Suite 42, Los Angeles, CA 90038 telephone number 888-754-6190. We have a January 31 fiscal year end. Gawk is focused on becoming our business customers’ single source for leveraging the increasing power of the cloud, providing essential services that form the foundation for successful migration to, and efficient use of, the cloud. Our cloud computing and Infrastructure as a Service (“IaaS”) solutions are designed to provide our customers with a platform on which additional cloud services can be layered. Complemented by Software as a Service (“SaaS”) solutions such as storage, security and business continuity, our advanced cloud offerings allow our customers to experience the increased efficiencies and agility delivered by the cloud. Gawk's cloud-based services are flexible, scalable and rapidly deployed, reducing our customers’ cost of ownership while increasing their productivity.